Share Based Compensation - Summary Of Share Based Payment Award Stock Options Valuation Assumptions (Detail)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Risk- Free Interest Rate	0.00%	0.48%	0.96%	1.30%	0.90%	2.30%
Expected Term (in years)		6 years 8 months 8 days	6 years 3 months 3 days	6 years 2 months 4 days	6 years 5 months 15 days	6 years 4 months 2 days
Expected Volatility	0.00%	72.74%	77.04%	70.83%	72.50%	66.10%
Dividend Yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%